Financial instruments - Summary of variable interest rate balances (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	$ 21,087	$ 1,264
Short term deposits	6,500	7,500
Interest rate risk [member] | Variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Cash at bank and in hand	21,087	1,264
Short term deposits	6,500	7,500
Net exposure to cash flow interest rate risk	$ 27,587	$ 8,764
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Cash at bank and in hand [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.00%	0.04%
Interest rate risk [member] | Variable interest rate [member] | Weighted average [member] | Short term deposits [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest rate	0.04%	0.95%